Harbor International Compounders ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Harbor International Compounders ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	17.89%	(0.37%)	21.07%